INCOME TAXES - Schedule of Unrecognized tax benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
At beginning of year	$ 27,332	$ 22,940	$ 16,342
Additions based on tax positions related to current year	8,056	756	6,810
Additions based on tax positions related to prior year	50	4,984	0
Reductions due to expiry of the statute of limitations	(1,989)	(1,348)	(212)
At end of year	$ 33,449	$ 27,332	$ 22,940